Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Debt Instrument [Line Items]
Schedule Of Long-Term Borrowings

Borrowings (dollars in millions)

	December 31, 2015			December 31, 2014
	CIT Group Inc.	Subsidiaries	Total	Total
Senior Unsecured (1)	$10,677.7	$–	$10,677.7	$11,932.4
Secured borrowings:
Structured financings	–	4,743.8	4,743.8	6,268.7
FHLB advances	–	3,117.6	3,117.6	254.7
Total Borrowings	$10,677.7	$7,861.4	$18,539.1	$18,455.8

(1)Senior Unsecured Notes at December 31, 2015 were comprised of $8,188.6 million unsecured notes, $2,450.0 million Series C Notes, and $39.1 million other unsecured debt.

Schedule Of Contractual Maturities

Contractual Maturities – Borrowings as of December 31, 2015 (dollars in millions)

							Contractual
	2016	2017	2018	2019	2020	Thereafter	Maturities
Senior unsecured notes	$–	$2,944.5	$2,200.0	$2,750.0	$750.0	$2,051.4	$10,695.9
Structured financings	1,412.7	810.2	655.6	355.8	342.0	1,159.7	4,736.0
FHLB advances	1,948.5	15.0	1,150.0	–	–	–	3,113.5
	$3,361.2	$3,769.7	$4,005.6	$3,105.8	$1,092.0	$3,211.1	$18,545.4

Schedule Of FHLB Advances

FHLB Advances with Pledged Assets Summary (dollars in millions)

	December 31, 2015		December 31, 2014
	FHLB Advances	Pledged Assets	FHLB Advances	Pledged Assets
Total	$3,117.6	$6,783.1	$254.7	$309.6

Schedule Of Secured Borrowings And Pledged Assets

Structured Financings and Pledged Assets Summary (1) (dollars in millions)

	December 31, 2015		December 31, 2014
	Secured Borrowing	Pledged Assets	Secured Borrowing	Pledged Assets
Rail(2)	$920.1	$1,336.1	$1,179.7	$1,575.7
Aerospace(2)	2,137.5	3,732.2	2,411.7	3,914.4
Subtotal - Transportation Finance	3,057.6	5,068.3	3,591.4	5,490.1
Commercial Finance	–	0.2	–	–
Business Capital	1,133.4	2,434.1	2,002.0	3,838.9
Subtotal - Commercial Banking	1,133.4	2,434.3	2,002.0	3,838.9
Non-Strategic Portfolios	552.8	712.5	675.3	889.1
Total	$4,743.8	$8,215.1	$6,268.7	$10,218.1

(1)As part of our liquidity management strategy, the Company pledges assets to secure financing transactions (which include securitizations), and for other purposes as required or permitted by law while CIT Bank, N.A. also pledges assets to secure borrowings from the FHLB and access the FRB discount window.

(2)At December 31, 2015, the GSI TRS related borrowings and pledged assets, respectively, of $1.1 billion and $1.8 billion were included in Transportation & International Finance. The GSI TRS is described in Note 11 — Derivative Financial Instruments.

Assets and Liabilities in Unconsolidated VIEs

Assets and Liabilities in Unconsolidated VIEs (dollars in millions)

	Unconsolidated VIEs Carrying Value
	December 31, 2015
		Partnership
	Securities	Investment
Agency securities	$147.5	$–
Non agency securities—Other servicer	906.8	–
Tax credit equity investments	–	125.0
Total Assets	$1,054.3	$125.0
Commitments to tax credit investments	–	15.7
Total Liabilities	$–	$15.7
Maximum loss exposure (1)	$1,054.3	$125.0

(1)Maximum loss exposure to the unconsolidated VIEs excludes the liability for representations and warranties, corporate guarantees and also excludes servicing advances.

Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Schedule Of Long-Term Borrowings

Senior Unsecured Notes (dollars in millions)

Maturity Date	Rate (%)	Date of Issuance	Par Value
May 2017	5.000%	May 2012	$1,208.7
August 2017	4.250%	August 2012	1,735.8
March 2018	5.250%	March 2012	1,500.0
April 2018*	6.625%	March 2011	700.0
February 2019*	5.500%	February 2012	1,750.0
February 2019	3.875%	February 2014	1,000.0
May 2020	5.375%	May 2012	750.0
August 2022	5.000%	August 2012	1,250.0
August 2023	5.000%	August 2013	750.0
Weighted average rate and total	5.02%		$10,644.5